Document and Entity Information Document and Entity Information	Oct. 01, 2020	Jul. 24, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 01, 2020
Entity Registrant Name	Phillips 66 Partners LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36011
Entity Tax Identification Number	38-3899432
Entity Address, Address Line One	2331 CityWest Boulevard
Entity Address, City or Town		Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	855
Local Phone Number	283-9237
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units, Representing Limited Partner Interests
Trading Symbol	PSXP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001572910
Amendment Flag	false